Payments, by Category - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 542,873,161	$ 53,293,212	$ 266,812,386	$ 27,532	$ 1,410,946	$ 5,743,692	$ 870,160,928